CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (15,365)	$ (7,022)	$ (1,145)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	17	5	0	[1]
Stock based compensation	2,623	736	254
Interest on short-term bank deposits	(18)	(28)	0
Increase in receivables and prepaid expenses	(786)	(245)	(19)
Increase in long-term deposits	(24)	(4)	(5)
Increase (decrease) in trade payables	127	1,239	(28)
Increase in other accounts payables	107	910	78
Increase in long term liabilities	70	0	0
Net cash used in operating activities	(13,249)	(4,409)	(865)
Cash flows from investing activities
Short-term bank deposits	10,000	(22,000)	0
Purchase of property and equipment	(48)	(63)	(2)
Net cash provided by (used in) investing activities	9,952	(22,063)	(2)
Cash flows from financing activities
Issuance of shares, net	0	36,785	991
Net cash provided by financing activities	0	36,785	991
Increase in cash and cash equivalents	(3,297)	10,313	124
Cash and cash equivalents at the beginning of the year	10,583	270	146
Cash and cash equivalents at the end of the year	$ 7,286	$ 10,583	$ 270

[1]	Represents an amount lower than $1.